Audited Consolidated Balance Sheet as of December 31, 2016 and Unaudited Interim Consolidated Balance Sheet as of March 31, 2017 - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 54,564	$ 11,687
Advances to suppliers	916	799
Deferred IPO costs	0	1,861
Prepaid expenses	131	176
Other current assets	54	184
Total current assets	55,665	14,707
Noncurrent assets:
Property and equipment, net	88	80
Other noncurrent assets	203	121
Total noncurrent assets	291	201
Total assets	55,956	14,908
Current liabilities:
Accounts payable	1,012	444
Due to related parties	7	210
Government grants	291	288
Accrued expenses	459	1,432
Other current liabilities	161	235
Total current liabilities	1,930	2,609
Total liabilities	1,930	2,609
Commitments and contingencies
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 16,879,628 shares and 21,707,925 shares issued and outstanding as of December 31, 2016 and March 31, 2017, respectively)	2	2
Additional paid-in capital	133,812	44,369
Accumulated deficit	(79,524)	(32,128)
Accumulated other comprehensive loss	(96)	(91)
Total BeyondSpring Inc.’s equity	54,194	12,152
Noncontrolling interests	(168)	147
Total equity	54,026	12,299
Total liabilities and equity	$ 55,956	$ 14,908